IMPAIRMENT (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 $ / $ $ / oz	Dec. 31, 2019 USD ($) $ / $ $ / oz	Dec. 31, 2016 USD ($)	Mar. 28, 2018
Canadian Malartic joint operation
Impairment
Nominal discount rate (as a percent)	6.40%	5.00%
Estimate of future long-term gold price	1,500	1,350
Foreign exchange rates | $ / $	0.78
Inflation rate (as a percent)	2.00%	2.00%
Canadian Malartic joint operation | CMC Exploration Assets
Impairment
Percentage of voting equity interests acquired				50.00%
Canadian Malartic joint operation | Minimum
Impairment
Estimate of future short-term gold price	1,800	1,400
Foreign exchange rates | $ / $		0.76
Canadian Malartic joint operation | Maximum
Impairment
Estimate of future short-term gold price	1,900	1,500
Foreign exchange rates | $ / $		0.80
CMC Exploration Assets
Impairment
Nominal discount rate (as a percent)	8.10%	7.80%
Estimate of future short-term and long-term gold price	1,500	1,350
Foreign exchange rates | $ / $	0.78
Inflation rate (as a percent)	2.00%	2.00%
CMC Exploration Assets | Minimum
Impairment
Foreign exchange rates | $ / $		0.76
CMC Exploration Assets | Maximum
Impairment
Foreign exchange rates | $ / $		0.80
Meliadine Mine
Impairment
Nominal discount rate (as a percent)		5.10%
Estimate of future long-term gold price		1,350
Inflation rate (as a percent)		2.00%
Impairment reversal | $		$ 345.8	$ 83.0
Construction period		2 years
Impairment reversal, net of tax | $		$ 223.4	$ 53.6
Meliadine Mine | Minimum
Impairment
Estimate of future short-term gold price		1,400
Meliadine Mine | Maximum
Impairment
Estimate of future short-term gold price		1,500